Accrued and Other Current Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accrued and Other Current Liabilities [Abstract]
Schedule of accrued and other current liabilities
(in thousands)	June 30, 2022	December 31, 2021
Accrued expenses	$30,377	$16,638
Accrued capital expenditures	22,760	16,609
Derivative liabilities	55	771
Payroll and related costs	6,875	7,683
Accrued interest	70	738
Contract liabilities	270	505
Other current liabilities	3,200	3,335
Total	$63,607	$46,279

(in thousands)	2021	2020
Accrued expenses	$16,638	$5,957
Accrued capital expenditures	16,609	—
Derivative liabilities	771	—
Payroll and related costs	7,683	—
Accrued interest	738	590
Contract liabilities	505	1,423
Other current liabilities	3,335	300
Total	$46,279	$8,270